Commitments	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Commitments

Note 11. Commitments

On January 20, 2010, the Company entered into a 38-month lease agreement for our 10,500 square foot headquarters facility in Clearwater, Florida. Terms of the lease provide for base rent payments of $6,000 per month for the first six months; a base rent of $7,500 per month for the next 18 months and $16,182 per month from January 2012 through February 2013. The increase in minimum rental payments over the lease term is not dependent upon future events or contingent occurrences. In accordance with the provisions of ASC 840 - Leases, the Company recognized lease expenses on a straight-line basis, which total $10,462 per month over the lease term.

On February 1, 2012, the Company entered into a new 36-month lease agreement on our existing headquarters facility. Terms of the lease provide for a base rent payments of $7,875 per month for the first twelve months, increasing 3% per year thereafter. The lease contains no provisions for a change in the base rent based on future events or contingent occurrences. In accordance with the provisions ASC 840-Leases, the Company will recognize lease expenses on a straight-line basis, which total $8,114 per month over the lease term. In connection with the entering into the new leases, the Company recognized income of approximately $71,000 attributable to the recovery of the deferred rent obligation under the previous lease.

The following is a schedule by year of future minimum rental payments required under our lease agreement on December 31, 2011:

	Operating Leases	Capital Leases
Year 1	$94,500	$—
Year 2	97,335	—
Year 3	100,255	—
Year 4	—	—
Year 5	—	—
	$292,090	$—

Base rent expense recognized by the Company, all attributable to its headquarters facility, totaled $(48,970) and $13,752 for the three month and nine month periods ending December 31, 2011 and 2010 and $31,386 and $88,972 for the three month periods and nine month periods ending December 31, 2010, respectively.

Under the terms of the 2010 Private Placement, the Company provided that it would use its best reasonable efforts to cause the related registration statement to become effective within 180 days of the termination date, July 26, 2010, of the offering. We have failed to comply with this registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000. The Company had recognized an accrued penalty of $156,000 at December 31, 2011 and March 31, 2011, respectively.

Note 11. Commitments

On January 20, 2010, the Company entered into a 38-month lease agreement for our 10,500 square foot headquarters facility in Clearwater, Florida. Terms of the lease provide for base rent payments of $6,000 per month for the first six months; a base rent of $7,500 per month for the next 18 months and $16,182 per month from January 2012 through February 2013. The increase in minimum rental payments over the lease term is not dependent upon future events or contingent occurrences. In accordance with the provisions of ASC 840 - Leases, the Company recognizes lease expenses on a straight-line basis, which totals $10,462 per month over the lease term.

The following is a schedule by year of future minimum rental payments required under our lease agreement on March 31, 2011:

	Operating Leases	Capital Leases
Year 1	$116,046	$—
Year 2	178,002	—
Year 3	—	—
Year 4	—	—
Year 5	—	—
	$294,048	$—

Base rent expense recognized by the Company, all attributable to its headquarters facility, totaled $125,544 and $24,063 for the year ended March 31, 2011 and for the period from inception (October 16, 2009) to March 31, 2010, respectively.

Under the terms of the 2010 Private Placement, the Company provided that it would use its best reasonable efforts to cause the related registration statement to become effective within 180 days of the termination date, July 26, 2010 (“Termination Date”), of the offering. We have failed to comply with this registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. Additional private placements made during the fiscal year did not include registration related penalties. The maximum amount of penalty to which the Company may be subject is $156,000. Under the provisions of ASC 450, the Company had accrued $156,000 at March 31, 2011.